Fair Value of Financial Instruments (Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL ASSETS
Cash and cash equivalents	$ 32,354,580	$ 22,407,458	$ 49,911,807	$ 57,286,974
Loans held for sale	229,425	423,720
Net loans	357,097,656	291,298,678
Mortgage servicing rights	1,217,931	1,398,396	930,760	727,240
Total Assets	650,199,661	556,234,744
FINANCIAL LIABILITIES
Deposits carrying amount	565,444,959	468,000,065
Other borrowings		12,100,552
Junior subordinated deferrable interest debentures	12,738,549	10,300,000
Total liabilities	582,427,384	493,226,879
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Mortgage servicing rights	1,217,931	1,398,396
Financial Assets [Member]
FINANCIAL ASSETS
Cash and cash equivalents	32,355	22,407
Cash and cash equivalents	32,355	22,407
Securities, including Federal Home Loan Bank stock	211,291	201,974
Securities, including Federal Home Loan Bank stock	211,291	201,974
Certificates of deposit	2,490	2,739
Certificates of deposit	2,490	2,739
Loans held for sale	229	424
Loans held for sale	229	424
Net loans	357,098	291,299
Net loans	357,066	292,257
Mortgage servicing rights	1,218	1,398
Mortgage servicing rights	1,218	1,398
Total Assets	604,681	520,241
Total Assets	604,649	521,199
Maturity Deposits [Member]
FINANCIAL LIABILITIES
Deposits carrying amount	174,929	172,349
Deposits estimated value	174,263	172,956
Non-Maturity Deposits [Member]
FINANCIAL LIABILITIES
Deposits carrying amount	390,516	295,651
Deposits estimated value	390,516	295,651
Financial Liabilities [Member]
FINANCIAL LIABILITIES
Other borrowings		12,101
Other borrowings		13,036
Junior subordinated deferrable interest debentures	12,739	10,300
Junior subordinated deferrable interest debentures	12,627	10,294
Total liabilities	578,184	490,401
Total liabilities	$ 577,406	$ 491,937